Note 9 - Share-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes Tables
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Nine months Ended
	September 30 , 2017	September 30 , 2016
Research and development	$229	$—
G eneral and administrative	938	—
Total share-based compensation	$1,167	$—

Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares Available for Grant	Shares Underlying Options	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balances at December 31, 2016	1,114,400	701,960	$9.50	$3,896,235
Granted	(4,000)	4,000	10.10
Exercised	—	(22,000)	1.25
Cancelled	—	—	—
Balances at September 30, 2017	1,110,400	683,960	$9.77	$2,121,985

	Shares Underlying Options	Weighted Average Exercise Price Per Share
Options outstanding at December 31, 2014	5,487,752	$0.24
Granted	5,340,000	0.32
Exercised	(2,590,536)	0.20
Cancelled	(4,773,616)	0.22
Forfeitures	—	—
Options outstanding at December 31, 2015	3,463,600	$0.27
Granted	3,856,000	1.51
Exercised	—	—
Cancelled	(300,000)	0.32
Forfeitures	—	—
Options outstanding at December 31, 2016	7,019,600	$0.95

Options exercisable at December 31, 2016	4,035,600	$0.54

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Outstanding, Vested and Expected to Vest			Options Vested and Exercisable
				Weighted Average			Weighted Average
				Remaining	Weighted		Remaining
Per Share				Contractual	Average	Options	Contractual
Exercise Price			Shares	Life (Years)	Exercise Price	Exercisable	Life (Years)
$0.88	–	1.10	38,360	5.08	$1.00	38,360	5.08
2.28	–	2.50	42,000	6.37	2.47	42,000	6.37
	3.18		214,000	7.42	3.18	214,000	7.42
	10.10		4,000	4.28	10.10	—	—
	15.10		385,600	8.76	15.10	196,050	9.11
			683,960	7.96	$9.77	490,410	7.83

			Outstanding, Vested and Expected to Vest			Options Vested and Exercisable
				Weighted Average			Weighted Average
				Remaining	Weighted		Remaining
Per Share				Contractual	Average	Options	Contractual
Exercise Price			Shares	Life (Years)	Exercise Price	Exercisable	Life (Years)
$ 0.09	–	0.11	563,600	5.85	$0.10	563,600	5.85
0.23	–	0.25	460,000	7.11	0.25	460,000	7.11
	0.32		2,140,000	8.17	0.32	2,140,000	8.17
	1.51		3,856,000	9.51	1.51	872,000	9.75
			7,019,600	8.07	$0.95	4,035,600	8.07

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2017			2016
Common stock fair value	$10.00	–	$29.80	n/a
Risk-free interest rate	1.43%	–	1.93%	n/a
Expected dividend yield		0%		n/a
Expected option life (in years)	2.25	–	5.0	n/a
Expected stock price volatility	75.0	–	78.0%	n/a

	2016			2015
Common stock fair value		$1.51			$0.32
Risk-free interest rate	1.56%	-	2.04%	1.57%	-	1.61%
Expected dividend yield		0%			0%
Expected option life (years)	3.5	-	5.75		5.0
Expected stock price volatility		75.0%		62.60%	-	64.59%